Loan Portfolio and Allowance for Credit Losses, Based on Impairment Review Method (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	$ 0	$ 0
Collectively evaluated for impairment	50,248	48,578
Total ending allowance balance	50,248	48,578	$ 46,032
Loans [Abstract]
Individually evaluated for impairment	24,390	24,729
Collectively evaluated for impairment	5,073,668	4,978,150
Total loans	5,098,058	5,002,879
Commercial [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	3,420	2,735
Total ending allowance balance	3,420	2,735	2,596
Loans [Abstract]
Individually evaluated for impairment	443	957
Collectively evaluated for impairment	286,414	272,558
Total loans	286,857	273,515
1 to 4 Family Residential Real Estate [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	46,636	45,625
Total ending allowance balance	46,636	45,625	43,271
Loans [Abstract]
Individually evaluated for impairment	23,835	23,628
Collectively evaluated for impairment	4,773,728	4,688,850
Total loans	4,797,563	4,712,478
Installment [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	192	218
Total ending allowance balance	192	218	$ 165
Loans [Abstract]
Individually evaluated for impairment	112	144
Collectively evaluated for impairment	13,526	16,742
Total loans	$ 13,638	$ 16,886